RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

39.    RELATED PARTY TRANSACTIONS

Other than the balances and transactions with related parties as disclosed elsewhere in these consolidated financial statements, the Group entered into the following significant transactions with related parties:

(a)	Sales to related parties

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
1088526 B.C.Ltd and its subsidiaries	—	—	7
RisenSky Solar and its subsidiaries	254	277	278
1091187 B.C.Ltd and its subsidiaries	—	—	30
Oky Solar Holdings and its subsidiaries	525	—	—
Sky Global Solar S.A.	9	9	9
	788	286	324

(b)	Compensation of key management personnel

The remuneration of directors and other members of key management were as follows:

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Short-term benefits	1,630	2,049	2,411
Retirement benefit scheme contributions	99	149	142
Share-based payment expense	646	112	—
	2,375	2,310	2,553

The remuneration of directors and key executives is determined by the board of directors having regard to the performance of individuals and market trends.

(c)	Interest charged by Sky Solar (Hong Kong) International at a rate of 12% per annum.

	Year ended December 31,
	2016	2017	2018
	Thousand USD	Thousand USD	Thousand USD
Sky Solar (Hong Kong) International Co., Ltd.	292	—	—
	292	—	—

(d)

During the year ended December 31, 2013, the Group obtained, under a license agreement entered into between the Group and the Founder for the use of a trademark “Sky Solar”. Annual license fee will be based on the lower of HK$10 million (approximately US$1.3 million) and 0.05% of gross revenue of the Group from the year ended December 31, 2014 onwards. During the year ended December 31, 2017 and 2018, the Group has accrued approximately USD28 thousand and USD32 thousand using this trademark, respectively.